Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	6 Months Ended
	Feb. 10, 2020	Jan. 27, 2020	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Subsequent events
Number of ordinary shares issued	1,668,315	22,000,000		23,669,000
Subsequent Events
Subsequent events
Number of ordinary shares issued			20,000,000
Gross proceeds from shares issued			$ 100
Warrants exercisable period			18 months
Exercise price (in US dollar per share)			$ 6.00
Exercise price			$ 100
Subsequent Events | Maximum
Subsequent events
Number of warrants allowed for conversion			16,666,670